SHAREHOLDERS' EQUITY - Underwriter Warrants (Details)			1 Months Ended
	Jan. 04, 2019 USD ($) $ / shares shares	Dec. 26, 2018 $ / shares shares	Dec. 26, 2018 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Sep. 18, 2024	Aug. 26, 2024 $ / shares	Dec. 31, 2022 $ / shares
STOCKHOLDERS' EQUITY
Warrants expiration period					3 years 6 months
Exercise price of warrants				$ 6.25			$ 6.25
Public offering price						$ 1.12
Total value of underwriter warrants | $	$ 190,384			$ 1,424,932
IPO
STOCKHOLDERS' EQUITY
Public offering price		$ 5	$ 5
Second closing of IPO
STOCKHOLDERS' EQUITY
Ordinary shares sold (in shares) | shares	19,361
Network 1 Financial Securities, Inc. | IPO
STOCKHOLDERS' EQUITY
Ordinary shares sold (in shares) | shares	19,361	1,241,459	1,241,459
Underwriter Warrants
STOCKHOLDERS' EQUITY
Warrants issued | shares	126,082
Underwriter Warrants | Network 1 Financial Securities, Inc. | IPO
STOCKHOLDERS' EQUITY
Percentage of total number of ordinary shares sold as warrants granted			10.00%
Closing term of underwriters warrants non-exercisable		6 months
Warrants expiration period		5 years	5 years
Percentage of public offering price as warrants exercise price			125.00%
Public offering price		$ 5	$ 5
Period for registration rights			5 years
Price per warrant
STOCKHOLDERS' EQUITY
Warrants measurement input	1.51
Risk-free rate
STOCKHOLDERS' EQUITY
Warrants measurement input	4.35				3.375
Volatility
STOCKHOLDERS' EQUITY
Warrants measurement input				35	119.17